Summary of Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Interest income on investments	$ 100
Shipping and handling costs	537	$ 450	$ 524
Aggregate net foreign currency transaction	$ 13	$ 256	$ 352
Hong Kong, Dollars [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	7.7904	7.7904	7.7904
Chinese Renminbi, Dollars [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	7.1447	6.8806	6.3924